S-K 1604(c) De-SPAC Dilution	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	2.33
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.67
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 5,957
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 243,340
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	35,080,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	31,711,178
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution | $	$ 286,024
No Redemption [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution | $	$ 312
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	31,178
No Redemption [Member] | Other Dilution Source [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution | $	$ (37,039)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(3,400,000)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	19.9
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 9.9
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 5,957
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (40,704)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,480,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	4,111,178
Redemption at 100 Percent of Maximum [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution | $	$ 312
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	31,178
Redemption at 100 Percent of Maximum [Member] | Other Dilution Source [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution | $	$ (35,059)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	(3,400,000)
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,480,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,480,000
Common Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	27,600,000